Share-based Compensation	3 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share-based Compensation
10 - Share-based Compensation
RSUs and performance share units (“PSUs”) were granted to employees, certain executive officers, and non-executive directors of the Company and require continuous service through the vesting date.
The Company expenses share-based compensation over the requisite service period of the awards, which is generally equivalent to the vesting term. Compensation cost is recorded only for those awards expected to vest.
The fair value of RSUs is determined on the date of grant for equity-classified awards.
The Company estimates forfeitures based on employee level, economic conditions, time remaining to vest and historical forfeiture experience.
Restricted Share Units – 2022 Arm Limited RSU Award Plan (“2022 RSU Plan”)
The table below identifies the award activity under the 2022 RSU Plan:

(in millions, except per award amount)	Awards	Weighted Average Grant Date Fair Value Per Award
Outstanding as of March 31, 2026	1	$59.59
Vested	(1)	$65.83
Outstanding and expected to vest as of June 30, 2026	0	$50.20
As of June 30, 2026, there was $0.1 million of total unrecognized compensation cost related to awards issued under the 2022 RSU Plan, which are expected to be recognized over a weighted-average period of 0.1 years. There were no liability-classified RSUs under the 2022 RSU Plan.
Omnibus Incentive Plan
In August 2023, the Company’s Board of Directors adopted the Arm Holdings plc 2023 Omnibus Incentive Plan (the “Omnibus Incentive Plan”), which became effective in September 2023. The maximum number of ordinary shares that may be issued under the Omnibus Incentive Plan is equal to the sum of (i) 20,500,000 ordinary shares and (ii) an annual increase on April 1 of each year beginning on April 1, 2024 and ending on April 1, 2028, equal to the lesser of (A) 2% of the aggregate number of ordinary shares outstanding on March 31 of the immediately preceding fiscal year and (B) such smaller number of ordinary shares as determined by the Company’s Board of Directors or the Remuneration Committee of the Board of Directors (the “Remuneration Committee”).
In October 2023, the Company started to grant RSUs and PSUs under the Omnibus Incentive Plan to employees, including executives of the Company. The RSUs and PSUs granted neither carry rights to dividends nor voting rights until the shares are issued or transferred to the recipient. The Omnibus Incentive Plan allows for either cash or share settlement of the awards by tranche, if applicable, at the discretion of the Remuneration Committee. At the time of issuance, the Company intended to settle the RSUs and PSUs in shares at the vesting date and such awards are accounted for as equity-classified awards. The RSUs were granted to existing employees and new hires of the Company and its subsidiaries, Arm Technology Israel Ltd. and Arm France SAS, and vest in tranches, require continuous service through the vesting date and are subject to graded vesting over a period of three to four years. RSUs granted to employees and new hires of subsidiaries in Israel and France substantially share the same terms as the existing RSUs under the 2022 RSU Plan with differences limited to the vesting schedules and, in the case of grants to hires of subsidiaries in France, holding period. PSUs were awarded to executives of the Company and include a portion that vests over a three-year continuous service period and another portion that is subject to continuous service and satisfaction of certain Company performance conditions. The time-based portion of the PSUs vest over a three-year period. The PSUs that are subject to continuous service and satisfaction of certain Company performance conditions vest upon the satisfaction of performance metrics as established for each one-year performance period and have the potential to vest between 0% and 200% of the original award amount depending on the achievement of annual performance metrics.
In accordance with the terms of the Omnibus Incentive Plan, on April 1, 2026, the total number of ordinary shares available for issuance under the Omnibus Incentive Plan and the ESPP (as defined below) increased by an aggregate of 13,821,271 ordinary shares as determined by the Remuneration Committee.
During the three months ended June 30, 2026, the Company granted PSUs under the Omnibus Incentive Plan with financial, strategic, and relative total shareholder return (“Relative TSR”) as the performance measures. The portion of PSUs granted with Relative TSR as the performance measures are assessed over a three-year performance period relative to the S&P 500 IT Sector Index and have the potential to vest between 0% and 200% of the original award amount depending on the Relative TSR achievement. To determine the grant date fair value of the market conditions component of the awards with Relative TSR-based performance measures, a Monte Carlo simulation model is used based on the Company’s assumptions, which include a risk-free interest rate and implied volatility. The Company recognizes compensation cost for the Relative TSR awards over the requisite service period based on the grant date fair value.
In March 2026, the Company expanded its offerings to include Arm-designed silicon products with the introduction of the Arm AGI CPU. In this context, the Remuneration Committee has proposed a revised Remuneration Policy which incorporates two updates for equity awards: (i) adjusting the Performance Share Unit (“PSU”) maximum from 125% to 200% for the Company’s Chief Executive Officer, and (ii) introducing a new Value Creation Plan (“VCP”) PSU award for the Chief Executive Officer (the “VCP Award”). During the three months ended June 30, 2026, the Company granted this one-time VCP Award consisting of 425,000 PSUs to the Chief Executive Officer under the Omnibus Incentive Plan. The VCP Award is conditional on shareholder approval of the revised Remuneration Policy to be voted on at the Company’s 2026 Annual General Meeting. The VCP Award is subject to both service and market conditions and is eligible to vest upon achievement of specified market capitalization milestones by March 31, 2031. The award has a maximum vesting potential of 100% of the granted PSUs and vests in tranches through April 1, 2033, subject to continued employment. To determine the grant date fair value of the VCP Award, a Monte Carlo simulation model is used based on the Company’s assumptions, which include a risk-free interest rate and implied volatility. The Company recognizes compensation cost for the VCP Award over the requisite service period based on the grant date fair value.
The table below identifies all award activity under the Omnibus Incentive Plan:

(in millions, except per award amount)	Awards (1)	Weighted Average Grant Date Fair Value Per Award (1)
Outstanding as of March 31, 2026	18	$120.64
Granted	11	$208.44
Vested	(4)	$117.88
Cancelled and forfeited	(1)	$141.16
Outstanding and expected to vest as of June 30, 2026	24	$159.77
(1)    Awards and weighted average grant date fair value per award exclude shares related to PSUs that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.
Other than PSUs with Relative TSR-based performance measures and the VCP Award with market capitalization-based performance measures, the Company uses the closing ADS price of the Company on the date of grant as the fair value of awards. As of June 30, 2026, there was $3,621.9 million of total unrecognized compensation cost related to awards issued under the Omnibus Incentive Plan, which is expected to be recognized over a weighted-average period of 1.6 years.
Employee Stock Purchase Plan
In August 2024 and September 2024, the Company’s Board of Directors adopted and the Company’s shareholders approved, respectively, the Employee Stock Purchase Plan (“ESPP”). The maximum number of shares that may be granted under the ESPP is equal to the number of shares available for issuance under the Omnibus Incentive Plan, and each share granted under the ESPP reduces the number of shares available for issuance under the Omnibus Incentive Plan and its sub-plans by one share. The ESPP provides for one or more offering periods, and each offering will be for any period of between six and 24 calendar months as determined by the Remuneration Committee. Subject to any limitations contained therein, the ESPP allows eligible employees to purchase the Company’s ordinary shares or ADSs through payroll deductions of up to 10% of eligible compensation, subject to a cap of $25,000 per year (as calculated based on applicable tax rules). Eligible employees may be granted ESPP options to acquire ordinary shares or ADSs at a fixed price, which may be set at a discount of up to 15% of the lesser of (1) the fair market value of the ordinary shares or ADSs on the day before the offering period start date or (2) the fair market value of the ordinary shares or ADSs on the day before the purchase date at the end of the offering period. Employees may withdraw from the ESPP during specified periods and receive a full refund of accumulated payroll contributions. Employees who cease working at the Company during an offering period are treated as withdrawing from the ESPP.
As of June 30, 2026, there was $5.2 million of total unrecognized compensation cost related to the ESPP expected to be recognized over the remaining term of the offering period ending on August 31, 2026. As of June 30, 2026, 0.7 million ordinary shares or ADSs have been purchased under the ESPP.
Share-based Compensation Cost
A summary of share-based compensation cost recognized in the Condensed Consolidated Income Statements is as follows:

	Three Months Ended June 30,
(in millions)	2026	2025
Cost of sales	$9	$7
Research and development	247	174
Selling, general and administrative	87	60
Pre-tax share-based compensation cost	$343	$241
Less: income tax effect	72	46
Net share-based compensation cost	$271	$195
For the three months ended June 30, 2026, $2.0 million of share‑based compensation cost was capitalized as internal‑use software. No share-based compensation cost was capitalized for the three months ended June 30, 2025.